Stock-Based Compensation Summary of the Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, Beginning	1,253,909
Shares Granted	461,600
Shares Exercised	(81,155)
Shares Forfeited	(61,728)
Shares Outstanding, Ending	1,572,626	1,253,909
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price - Shares Outstanding, Beginning	$ 3.29
Weighted Average Exercise Price - Shares Granted	$ 13.36
Weighted Average Exercise Price - Shares Exercised	$ 2.90
Weighted Average Exercise Price - Shares Forfeited	$ 5.73
Weighted Average Exercise Price - Shares Outstanding, Ending	$ 6.17	$ 3.29
Weighted Average Exercise Price - Shares Vested and expected to vest	$ 6.17	$ 3.29
Weighted Average Exercise Price - Shares Exercisable	$ 3.65	$ 3.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Shares Vested and Expected to Vest	1,519,889	1,233,131
Aggregate Intrinsic Value - Shares Outstanding	$ 27,413	$ 3,835
Aggregate Intrinsic Value - Shares Vested and expected to vest	26,716	3,806
Aggregate Intrinsic Value - Shares Exercisable	$ 24,306	$ 3,835
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares Exercisable	1,223,533	1,253,909
Weighted Average Remaining Contractual Term - Shares Outstanding	7 years 2 months 1 day	7 years 5 months 12 days
Weighted Average Remaining Contractual Term - Shares Vested and expected to vest	7 years 2 months 1 day	7 years 5 months 12 days
Weighted Average Remaining Contractual Term - Shares Exercisable	7 years 2 months 1 day	7 years 5 months 12 days